LONG-TERM DEBT AND FINANCING (Tables)	12 Months Ended
Mar. 31, 2021
LONG-TERM DEBT AND FINANCING
Schedule of detailed information about borrowings

	As at	As at
	March 31, 2021	March 31, 2020
DIP Facility (a)	$126,735	$—
Less: Debt issue costs (a)	(6,312)	—
Filter Group financing (b)	4,617	9,690
Credit facility - subject to compromise (c)	227,189	236,389
Less: Debt issue costs (c)	—	(1,644)
10.25% term loan - subject to compromise (d)	289,904	—
7.0% $13M subordinated notes - subject to compromise (e)	13,607	—
8.75% loan (f)	—	280,535
6.75% $100M convertible debentures (g)	—	90,187
6.75% $160M convertible debentures (h)	—	153,995
6.5% convertible bonds (i)	—	12,851
	655,740	782,003
Less: Current portion	(654,180)	(253,485)
	$1,560	$528,518

Schedule of future annual minimum principal repayments

Future annual minimum principal repayments are as follows:

	Less than			More than
	1 year	1–3 years	4–5 years	5 years	Total
DIP Facility (a)	$126,735	$—	$—	$—	$126,735
Less: Debt issue costs (a)	(6,312)	—	—	—	(6,312)
Filter Group financing (b)	3,057	1,560	—	—	4,617
Credit facility - subject to compromise (c)	227,189	—	—	—	227,189
10.25% term loan - subject to compromise (d)	289,904	—	—	—	289,904
7.0% $13M subordinated notes - subject to compromise (e)	13,607	—	—	—	13,607
	$654,180	$1,560	$—	$—	$655,740

Schedule of of finance cost

	2021	2020	2019
DIP Facility (a)	$1,490	$—	$—
Filter Group financing (b)	627	1,793	875
Credit facility (c)	20,544	23,736	20,715
10.25% Term Loan (d)	14,785	—	—
7.0% $13M subordinated notes(e)	557	—	—
8.75% loan (f)	18,055	35,089	8,999
6.75% $100M convertible debentures (g)	4,762	9,417	8,819
6.75% $160M convertible debentures (h)	6,948	13,850	13,598
6.5% convertible bonds (i)	539	2,746	18,387
Supplier finance and others (j)	18,313	20,314	16,386
	$86,620	$106,945	$87,779

Schedule of Long-term debt

		Cash		Payment		(Gain)	As at
	As at April	inflows	Foreign	in Kind	Non-cash	Loss on	March 31,
	1, 2020	(outflows)	exchange	("PIK")	changes	Recapitalization	2021

DIP Facility (a)	$—	$120,423	$—	$—	$—	$—	$120,423
Filter Group financing (b)	9,690	(5,073)	—	—	—	—	4,617
Credit facility (c)	234,745	(13,826)	—	—	6,270	—	227,189
10.25% loan (d)	—	—	(17,077)	15,123	291,858	—	289,904
7.0% $13M subordinated	—	(2,000)	—	428	15,179	—	13,607
8.75% loan (f)	280,535	—	—	—	(281,632)	1,097	—
6.75% $100M convertible debentures (g)	90,187	—	—	—	(74,544)	(15,643)	—
6.75% $160M convertible debentures (h)	153,995	—	—	—	(101,955)	(52,040)	—
6.5% convertible bonds (i)	12,851	—	—	—	(643)	(12,208)	—
	$782,003	$99,524	$(17,077)	$15,551	$(145,467)	$(78,794)	$655,740
Less: Current portion	(253,485)	—	—	—	—	—	(654,180)
	$528,518						$1,560

		Cash				(Gain)	As at
	As at April	inflows	Foreign		Non-cash	Loss on	March 31,
	1, 2019	(outflows)	exchange	PIK	changes	Recapitalization	2020

Filter Group financing (b)	$17,577	$(7,887)	$—	$—	$—	$—	$9,690
Credit facility (c)	199,753	34,812	—	—	180	—	234,745
8.75% loan (f)	240,094	17,163	17,613	—	5,665	—	280,535
6.75% $100M convertible debentures (g)	87,520	—	—	—	2,667	—	90,187
6.75% $160M convertible debentures (h)	150,945	—	—	—	3,050	—	153,995
6.5% convertible bonds (i)	29,483	(17,370)	518	—	220	—	12,851
	$725,372	$26,718	$18,131	$—	$11,782	$—	$782,003
Less: Current portion	(479,101)	—	—	—	—	—	(253,485)
	$246,271						$528,518